OAKTREE EMERGING MARKETS EQUITY FUND
Schedule of Investments (Unaudited)
September 30, 2023
	Shares	Value
COMMON STOCKS – 90.0%
BRAZIL – 9.0%
Centrais Eletricas Brasileiras SA	510,426	$3,734,862
Localiza Rent a Car SA	225,492	2,633,293
Lojas Renner SA	735,909	1,961,819
Petroleo Brasileiro SA, ADR	412,597	6,184,829
Vale SA, ADR	487,690	6,535,046
Total BRAZIL		21,049,849
CHILE – 1.0%
Sociedad Quimica y Minera de Chile SA, ADR	40,046	2,389,545
Total CHILE		2,389,545
CHINA – 38.3%
Alibaba Group Holding Ltd.(a)	1,035,726	11,229,535
Aluminum Corporation of China Ltd.	6,940,831	5,345,680
Anhui Conch Cement Company Ltd.	1,638,444	4,334,765
ANTA Sports Products Ltd.	309,282	3,460,663
China Construction Bank Corporation	9,884,316	5,556,493
China Mengniu Dairy Company Ltd.	690,189	2,302,157
China Resources Land Ltd.	630,771	2,504,879
China Tourism Group Duty Free Corporation Ltd.(b)	279,824	3,842,169
CITIC Securities Company Ltd.	1,303,911	2,632,314
Daqo New Energy Corporation, ADR(a)	85,536	2,589,175
Galaxy Entertainment Group Ltd.	751,942	4,499,336
Geely Automobile Holdings Ltd.	1,817,015	2,130,861
Industrial & Commercial Bank of China Ltd.	8,057,133	3,864,533
JD.com, Inc., ADR	109,502	3,189,793
Longfor Group Holdings Ltd.(b)	1,066,940	1,907,267
Midea Group Company Ltd.	142,433	1,086,543
Muyuan Foods Company Ltd.	324,837	1,688,573
Nine Dragons Paper Holdings Ltd.	3,135,160	1,758,517
Orient Overseas International Ltd.	152,601	2,032,547
Pacific Basin Shipping Ltd.	13,134,392	3,773,611
Ping An Insurance Group Company of China Ltd.	407,321	2,310,181
Sands China Ltd.(a)	841,766	2,559,794
Shanghai International Airport Company Ltd.(a)	360,184	1,876,399
Suofeiya Home Collection Company Ltd.	675,282	1,762,571
Weichai Power Company Ltd. - Class H	2,058,123	2,789,593
WuXi AppTec Company Ltd.(b)	328,776	3,920,697
Zijin Mining Group Company Ltd.	3,354,900	5,086,023
Total CHINA		90,034,669
GREECE – 1.5%
Alpha Services and Holdings SA(a)	2,684,577	3,550,155
Total GREECE		3,550,155
INDIA – 6.4%
ICICI Bank Ltd., ADR	151,628	3,505,639
Infosys Ltd., ADR	225,782	3,863,130
Larsen & Toubro Ltd., GDR	74,628	2,702,882
Reliance Industries Ltd., GDR(b)	89,566	4,993,946
Total INDIA		15,065,597
INDONESIA – 5.8%
Bank Rakyat Indonesia Persero Tbk PT	14,394,689	4,861,560
Freeport-McMoRan, Inc.	168,212	6,272,625
Telkom Indonesia Persero Tbk PT	10,172,824	2,465,963
Total INDONESIA		13,600,148
MEXICO – 3.0%
Fresnillo PLC	265,604	1,780,645
Grupo Financiero Banorte SAB de CV	359,338	3,011,820
Ternium SA, ADR	55,481	2,213,692
Total MEXICO		7,006,157
PERU – 1.0%
Credicorp Ltd.	18,080	2,313,698
Total PERU		2,313,698
RUSSIA – 0.0%
LUKOIL PJSC, ADR(a)(c)	7,421	–
Novatek PJSC, GDR(a)(c)	771	–
Sberbank of Russia PJSC, ADR(a)(c)	39,273	–
Total RUSSIA		–
SAUDI ARABIA – 3.6%
Al Rajhi Bank	127,339	2,306,942
Saudi Arabian Oil Co.(b)	667,308	6,216,700
Total SAUDI ARABIA		8,523,642
SOUTH AFRICA – 3.6%
Anglogold Ashanti PLC	321,089	5,073,206
Impala Platinum Holdings Ltd.	424,039	2,208,881
Mr Price Group Ltd.	154,960	1,137,212
Total SOUTH AFRICA		8,419,299
SOUTH KOREA – 8.3%
KB Financial Group, Inc.	85,012	3,467,376
LG Chem Ltd.	4,772	1,747,202
Samsung Electronics Company Ltd.	225,468	11,398,339
SK Hynix, Inc.	35,234	2,983,076
Total SOUTH KOREA		19,595,993
TAIWAN – 7.0%
Evergreen Marine Corporation Taiwan Ltd.	469,407	1,688,129
MediaTek, Inc.	126,061	2,882,116
Taiwan Semiconductor Manufacturing Company Ltd.	731,668	11,930,757
Total TAIWAN		16,501,002
THAILAND – 1.5%
Charoen Pokphand Food PCL	6,026,100	3,422,195
Total THAILAND		3,422,195
TOTAL COMMON STOCKS (Cost $227,784,251)		211,471,949
PREFERRED STOCKS – 4.0%
BRAZIL – 4.0%
Raizen SA, Preference	1,093,312	776,502
Braskem SA	246,688	1,011,967
Itau Unibanco Holding SA, ADR	449,213	2,412,274
Banco Bradesco SA, ADR	1,804,339	5,142,366
Total BRAZIL		9,343,109
TOTAL PREFERRED STOCKS (Cost $10,220,889)		9,343,109
EXCHANGE TRADED FUNDS — 0.9%
INDIA – 0.9%
iShares MSCI India ETF	45,538	2,013,690
Total INDIA		2,013,690
TOTAL EXCHANGE TRADED FUNDS (Cost $1,830,845)		2,013,690
	Contracts	Value
RIGHTS – 0.0%
BRAZIL – 0.0%
Localiza Rent a Car SA (Expiration: November 11, 2023)(a)	1,653	3,286
Total BRAZIL		3,286
TOTAL RIGHTS (Cost $2,889)		3,286
Total Investments – 94.9% (Cost $239,838,875)		222,832,034
Other Assets in Excess of Liabilities – 5.1%		11,995,228
TOTAL NET ASSETS – 100.0%		$234,827,262

The following notes should be read in conjunction with the accompanying Schedule of Investments.

(a)	Non-income producing security.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.  As of September 30, 2023, the total value of all such securities was $19,389,669 or 8.3% of net assets.

(c)
Security fair valued in good faith pursuant to the fair value procedures adopted by the Board of Trustees. As of September 30, 2023, the total value of all such securities was $0 or 0.0% of net assets. These securities are characterized as Level 3 securities within the disclosure hierarchy.  Level 3 security values are determined using significant unobservable inputs.

Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Trust’s Board of Trustees (the “Board”) has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior employees of the Adviser.

The Board has designated the Adviser as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determination relating to any or all Fund investments. The Board oversees the Adviser in its role as the valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.

The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets or liabilities

Level 2 - quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets or liabilities)

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of September 30, 2023:

	Level 1	Level 2	Level 3		Total
Common Stocks:
Brazil	$21,049,849	$-	$-		$21,049,849
Chile	2,389,545	-	-		2,389,545
China	5,778,969	84,255,700	-		90,034,669
Greece	-	3,550,155	-		3,550,155
India	7,368,769	7,696,828	-		15,065,597
Indonesia	6,272,625	7,327,523	-		13,600,148
Mexico	5,225,512	1,780,645	-		7,006,157
Peru	2,313,698	-	-		2,313,698
Russia	-	-	-	(a)	-
Saudi Arabia	-	8,523,642	-		8,523,642
South Africa	6,210,418	2,208,881	-		8,419,299
South Korea	-	19,595,993	-		19,595,993
Taiwan	-	16,501,002	-		16,501,002
Thailand	-	3,422,195	-		3,422,195
Total Common Stocks	56,609,385	154,862,564	-		211,471,949
Preferred Stocks:
Brazil	9,343,109	-	-		9,343,109
Total Preferred Stocks	9,343,109	-	-		9,343,109
Exchange Traded Fund:
India	2,013,690	-	-		2,013,690
Total Exchange Traded Fund	2,013,690	-	-		2,013,690
Rights
Brazil	3,286	-	-		3,286
Total Rights	3,286	-	-		3,286
Total	$67,966,184	$154,862,564	$3,286		$222,832,034

(a) Investments categorized as Level 3 securities that are effectively valued at zero

As of September 30, 2023, there were investments related to three companies held within the Fund all of which were effectively valued at zero due to the inability of the Fund to transact in these investments, the lack of visibility on when the Fund may do so, and the lack of readily available market prices for such investments. All of these factors are related to the Russian invasion of Ukraine and responses to that event. The value of these securities compared to the Fund’s net assets is not material and therefore, the reconciliation of Level 3 securities and related valuation techniques are not disclosed.